Organization and Principal Activities	9 Months Ended
Sep. 30, 2011
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

        E-House (China) Holdings Limited (the "Company" or "E-House") was incorporated on August 27, 2004 in the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands. The Company, through its subsidiaries and consolidated variable interest entities ("VIEs"), offers a wide range of services to the real estate industry, including primary sales agency, secondary brokerage, information and consulting, online advertising, promotional events and investment management services in the People's Republic of China ("PRC"). The Company, its subsidiaries and consolidated VIEs are collectively referred to as the "Group".